COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	$ 4,590
2017	3,989
2018	3,746
2019	3,363
2020 and thereafter	1,356
Operating Leases, Future Minimum Payments Due	$ 17,044